VIRTUS Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—38.1%
U.S. Treasury Bond 4.750%, 11/15/53	$4,767	$ 5,089
U.S. Treasury Inflation Indexed Note 1.750%, 1/15/34	2,288	2,259
U.S. Treasury Notes
0.250%, 9/30/25	1,315	1,229
3.625%, 5/15/26	3,656	3,583
4.750%, 10/15/26	2,118	2,124
2.750%, 7/31/27	323	307
3.625%, 5/31/28	45	44
3.750%, 12/31/28	818	800
4.000%, 2/15/34	3,391	3,335
Total U.S. Government Securities (Identified Cost $18,792)		18,770

Mortgage-Backed Securities—33.1%
Agency—32.9%
Federal Home Loan Mortgage Corporation
Pool #A95259 4.000%, 12/1/40	244	232
Pool #G60019 4.500%, 3/1/44	112	110
Pool #Q42921 3.500%, 9/1/46	332	306
Pool #Q53881 4.500%, 1/1/48	182	178
Pool #QA3079 3.500%, 10/1/49	177	160
Pool #QA4766 3.500%, 11/1/49	313	288
Pool #QA9935 3.000%, 6/1/50	128	113
Pool #QD9468 3.500%, 4/1/52	138	125
Pool #QE1443 4.000%, 5/1/52	203	189
Pool #QE1985 4.500%, 5/1/52	251	240
Pool #QE2366 5.000%, 5/1/52	82	80
Pool #QE4826 4.500%, 7/1/52	479	456
Pool #QE9908 5.500%, 9/1/52	177	177
Pool #QF8190 6.000%, 2/1/53	259	265
Pool #QF8551 5.500%, 3/1/53	122	121
Pool #QF8817 6.000%, 3/1/53	210	212
Pool #RA2622 3.000%, 5/1/50	87	75
Pool #RA8285 4.500%, 10/1/47	499	478
Pool #RJ0194 6.000%, 11/1/53	307	310
Pool #SC0203 2.500%, 12/1/41	287	250
	Par Value	Value

Agency—continued
Pool #SD0164 3.500%, 12/1/49	$ 287	$ 261
Pool #SD1618 5.000%, 9/1/52	430	421
Pool #SD2317 6.000%, 1/1/53	940	952
Pool #SI2061 3.500%, 9/1/50	75	67
Pool #ZM5226 3.500%, 12/1/47	176	159
Federal National Mortgage Association
Pool #AB3692 4.000%, 10/1/41	200	189
Pool #AB3878 4.000%, 11/1/41	226	213
Pool #AB5924 3.000%, 8/1/42	346	306
Pool #BN4542 4.500%, 2/1/49	68	66
Pool #BO1277 3.000%, 7/1/49	196	170
Pool #BP5431 3.000%, 6/1/50	60	53
Pool #BT7914 5.000%, 10/1/52	467	458
Pool #BV3044 3.000%, 2/1/52	315	278
Pool #BW0044 5.000%, 7/1/52	270	268
Pool #BW3311 4.500%, 7/1/52	481	461
Pool #BX1225 5.500%, 10/1/52	237	236
Pool #BY8494 5.500%, 8/1/53	343	345
Pool #CA5122 3.000%, 2/1/50	177	154
Pool #CB0998 3.000%, 7/1/51	335	289
Pool #CB3110 2.500%, 3/1/47	400	332
Pool #CB3630 4.000%, 5/1/52	298	276
Pool #CB3875 3.500%, 6/1/47	468	424
Pool #CB4451 4.000%, 8/1/42	150	141
Pool #FM7290 3.000%, 5/1/51	378	331
Pool #FM8210 3.000%, 4/1/50	185	162
Pool #FS1443 3.500%, 4/1/52	293	263
Pool #FS2249 5.000%, 6/1/52	446	439
Pool #FS2692 5.000%, 8/1/52	488	481
Pool #FS3262 4.000%, 10/1/46	547	519
Pool #FS3386 3.500%, 5/1/38	480	449
	Par Value	Value

Agency—continued
Pool #FS3687 5.000%, 11/1/52	$ 439	$ 432
Government National Mortgage Association
Pool #787186 6.000%, 10/20/53	496	502
Pool #CO1904 5.000%, 8/15/52	277	282
Pool #CO1918 5.500%, 9/15/52	191	196
Pool #CP7106 5.500%, 8/20/52	58	60
Pool #CP7113 5.500%, 9/20/52	39	40
Pool #CR3025 5.500%, 12/20/52	262	265
Pool #CR9210 5.500%, 1/20/53	197	196
Pool #CS2411 6.000%, 3/20/53	29	30
Pool #CS5391 6.000%, 1/20/53	223	226
Pool #CS5448 6.000%, 1/20/53	320	325
Pool #CS7736 6.000%, 4/20/53	130	133
		16,215

Non-Agency—0.2%
BWAY Mortgage Trust 2013-1515, A2 144A 3.454%, 3/10/33(1)	100	95
Total Mortgage-Backed Securities (Identified Cost $16,879)		16,310

Asset-Backed Securities—5.5%
Automobiles—0.3%
Ford Credit Auto Owner Trust 2023-1, A 144A 4.850%, 8/15/35(1)	140	139
Credit Card—2.2%
American Express Credit Account Master Trust 2023-3, A 5.230%, 9/15/28	285	287
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month Term SOFR + 0.812%, Cap N/A, Floor 0.550%) 6.126%, 5/15/28(2)	245	245
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month Term SOFR + 0.884%) 6.210%, 5/14/29(2)	280	282
See Notes to Schedule of Investments

VIRTUS Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Credit Card—continued
Synchrony Card Funding LLC 2024-A1, A 5.040%, 3/15/30	$ 255	$ 255
		1,069

Other—3.0%
CF Hippolyta Issuer LLC
2020-1, A1 144A 1.690%, 7/15/60(1)	171	160
2020-1, B1 144A 2.280%, 7/15/60(1)	243	224
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	263	252
PSNH Funding LLC 2018-1, A3 3.814%, 2/1/35	100	94
Stack Infrastructure Issuer LLC 2023-1A, A2 144A 5.900%, 3/25/48(1)	50	50
Taco Bell Funding LLC 2021-1A, A23 144A 2.542%, 8/25/51(1)	216	178
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(1)	240	211
Verizon Master Trust 2023-7, A1A 5.670%, 11/20/29	320	325
		1,494

Total Asset-Backed Securities (Identified Cost $2,799)		2,702

Corporate Bonds and Notes—21.0%
Communication Services—0.3%
AT&T, Inc. 3.550%, 9/15/55	208	145
Consumer Discretionary—0.9%
Daimler Truck Finance North America LLC 144A 2.500%, 12/14/31(1)	182	151
General Motors Financial Co., Inc. 5.750%, 2/8/31	104	105
Hyatt Hotels Corp. 1.800%, 10/1/24	203	199
		455

Consumer Staples—2.2%
Kimberly-Clark Corp. 4.500%, 2/16/33	167	164
PepsiCo, Inc. 4.650%, 2/15/53	426	400
Philip Morris International, Inc.
4.875%, 2/13/29	189	188
	Par Value	Value

Consumer Staples—continued
5.375%, 2/15/33	$ 320	$ 323
		1,075

Energy—2.0%
Boardwalk Pipelines LP
4.450%, 7/15/27	82	80
3.400%, 2/15/31	85	75
BP Capital Markets America, Inc. 4.812%, 2/13/33	276	273
Enterprise Products Operating LLC 4.200%, 1/31/50	154	130
Pioneer Natural Resources Co. 1.900%, 8/15/30	250	210
Targa Resources Corp. 4.200%, 2/1/33	124	113
Williams Cos., Inc. (The) 3.500%, 10/15/51	149	106
		987

Financials—9.6%
AerCap Ireland Capital DAC 3.000%, 10/29/28	150	136
American Express Co. 6.338%, 10/30/26	134	136
Bank of America Corp.
2.087%, 6/14/29	198	175
2.572%, 10/20/32	204	169
Bank of New York Mellon Corp. (The) 4.414%, 7/24/26	315	311
BPCE S.A. 144A 5.748%, 7/19/33(1)	250	251
Consumers 2023 Securitization Funding LLC Series A2 5.210%, 9/1/31	110	111
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	421	385
Hyundai Capital America 144A 5.700%, 6/26/30(1)	207	211
JPMorgan Chase & Co.
0.824%, 6/1/25	412	409
1.578%, 4/22/27	49	46
5.350%, 6/1/34	177	178
KeyBank N.A. 4.390%, 12/14/27	250	236
Morgan Stanley
1.593%, 5/4/27	355	328
(SOFR + 0.509%) 5.860%, 1/22/25(2)	472	472
PG&E Wildfire Recovery Funding LLC Series A-2 4.263%, 6/1/38	250	236
PNC Financial Services Group, Inc. (The) 6.615%, 10/20/27	172	177
Radian Group, Inc. 6.200%, 5/15/29	91	92
	Par Value	Value

Financials—continued
Sigeco Securitization I LLC Series A1 5.026%, 11/15/38	$ 130	$ 129
U.S. Bancorp
5.384%, 1/23/30	114	115
5.678%, 1/23/35	106	107
Wells Fargo & Co.
3.526%, 3/24/28	250	238
3.350%, 3/2/33	95	82
		4,730

Health Care—1.7%
AbbVie, Inc. 4.250%, 11/21/49	272	236
Amgen, Inc.
5.250%, 3/2/33	179	180
5.650%, 3/2/53	116	118
Pfizer Investment Enterprises Pte Ltd. 5.300%, 5/19/53	328	326
		860

Industrials—2.4%
Aircastle Ltd. 144A 5.950%, 2/15/29(1)	228	228
BAE Systems plc 144A 5.300%, 3/26/34(1)	200	201
John Deere Capital Corp. 5.150%, 3/3/25	129	129
United Airlines Pass-Through-Trust 2020-1, A 5.875%, 4/15/29	265	265
United Parcel Service, Inc. 5.050%, 3/3/53	253	248
Veralto Corp. 144A 5.450%, 9/18/33(1)	109	110
		1,181

Materials—1.1%
Air Products & Chemicals, Inc. 4.800%, 3/3/33	201	200
Newmont Corp.
2.250%, 10/1/30	195	166
6.250%, 10/1/39	174	186
		552

Real Estate—0.2%
Tanger Properties LP 2.750%, 9/1/31	154	126
Utilities—0.6%
Consolidated Edison Co. of New York, Inc. 3.200%, 12/1/51	157	108
See Notes to Schedule of Investments

VIRTUS Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

	Utilities—continued
Southern Co. (The) Series A 3.700%, 4/30/30	$ 181	$ 168
		276

	Total Corporate Bonds and Notes (Identified Cost $10,824)	10,387

	Total Long-Term Investments—97.7% (Identified Cost $49,294)	48,169

	TOTAL INVESTMENTS—97.7% (Identified Cost $49,294)	$48,169
	Other assets and liabilities, net—2.3%	1,121
	NET ASSETS—100.0%	$49,290

Abbreviations:
DAC	Designated Activity Company
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities amounted to a value of $2,461 or 5.0% of net assets.
(2)	Variable rate security. Rate disclosed is as of March 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2024	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$18,770	$18,770
Mortgage-Backed Securities	16,310	16,310
Asset-Backed Securities	2,702	2,702
Corporate Bonds and Notes	10,387	10,387
Total Investments	$48,169	$48,169
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
See Notes to Schedule of Investments

VIRTUS Seix Core Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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